Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 115,790		$ 105,261	$ 82,386
Accumulated amortization	50,131		41,635	27,112
Depreciation and amortization expense	9,700	$ 8,100	16,800	16,900	$ 11,300
Property, plant and equipment, net	65,659		63,626	55,274	$ 62,790
Assets Under Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	18,200		21,200	20,400
Accumulated amortization	13,300		10,900	7,000
Build-to-suit lease building
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	8,247		5,004	$ 0
Accumulated amortization	200		0
Property, plant and equipment, net	$ 8,200		$ 5,000